Taxation - Schedule of Income Tax Benefits (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Income Tax Benefits [Abstract]
Current	$ 1	¥ 5
Deferred	(15,000)	(104,000)	(5,340,000)
Income tax expenses	$ (14,000)	¥ (99,000)	¥ (5,340,000)